Schedule I - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 117,899	$ 118,075
Prepayment and other current assets	4,853	3,749
Amount due from subsidiaries	103
Total current assets	150,229	149,613
Non-current assets
Total non-current assets	23,891	22,016
Total assets	174,120	171,629
Current liabilities
Accrued expenses and other liabilities	25,993	22,695
Bank borrowing	16,467	16,583
Total current liabilities	81,721	72,109
Total liabilities	83,311	73,219
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2014 and 2015; Authorized - 500,000,000 and 500,000,000 shares at September 30, 2014 and 2015; Issued and outstanding - 142,752,873 and 142,406,933 shares at September 30, 2014 and 2015, respectively)	14	14
Additional paid-in capital	55,598	77,270
Accumulated other comprehensive income	2,735	6,220
Retained earnings	32,462	14,906
Total liabilities and equity	174,120	171,629
Parent Company
Current assets
Cash and cash equivalents	9,453	11,740	$ 2,333	$ 11,998
Prepayment and other current assets	280	304
Amount due from subsidiaries	3,889	2,707
Total current assets	13,622	14,751
Non-current assets
Investment in subsidiaries	110,401	86,976
Total non-current assets	110,401	86,976
Total assets	124,023	101,727
Current liabilities
Accrued expenses and other liabilities	296	185
Amount due to subsidiaries	16,451	3,132
Bank borrowing	16,467
Total current liabilities	33,214	3,317
Total liabilities	33,214	3,317
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2014 and 2015; Authorized - 500,000,000 and 500,000,000 shares at September 30, 2014 and 2015; Issued and outstanding - 142,752,873 and 142,406,933 shares at September 30, 2014 and 2015, respectively)	14	14
Additional paid-in capital	55,598	77,270
Accumulated other comprehensive income	2,735	6,220
Retained earnings	32,462	14,906
Total equity	90,809	98,410	$ 64,520	$ 64,617
Total liabilities and equity	$ 124,023	$ 101,727